Revenues from mining operations	12 Months Ended
Dec. 31, 2020
Revenues From Mining Operations [Abstract]
Revenues from mining operations
24	Revenues from mining operations

The Company has recognized the following amounts related to revenue in the consolidated statements of income:

	Year Ended	Year Ended
	December 31, 2020	December 30, 2019
	$	$
Revenues from contracts with customers	243,698	228,822
Provisional pricing adjustments on concentrate sales	3,190	216
Total revenues	246,888	229,038

The following table sets out the disaggregation of revenue by metals and form of sale:

	Year Ended	Year Ended
	December 31, 2020	December 30, 2019
	$	$
Revenues from contracts with customers:
Silver	54,641	42,450
Copper	96,159	88,128
Lead	22,068	28,073
Zinc	49,102	58,163
Gold	21,728	12,008
Total revenues from contracts with customers	243,698	228,822